Fair Value of Financial Assets	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets
4.	Fair Value of Financial Assets
The following tables present information about the Company’s financial assets that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurements as of December 31, 2022 using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$31,189	$—	$—	$31,189
Marketable securities:
U.S. Treasury notes	—	49,367	—	49,367
U.S. government agency bonds	—	10,773	—	10,773
Corporate bonds	$—	$13,773	$—	13,773

	$31,189	$73,913	$—	$105,102

	Fair Value Measurements as of December 31, 2021 using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$20,309	$—	$—	$20,309
Marketable securities:
U.S. Treasury notes	—	77,362	—	77,362
U.S. government agency bonds	—	20,742	—	20,742

	$20,309	$98,104	$—	$118,413

As of December 31, 2022 and 2021, the Company’s cash equivalents were invested in money market funds and were valued based on Level 1 inputs. As of December 31, 2022, the Company’s marketable securities consisted of U.S. Treasury notes, U.S. government agency bonds and corporate bonds and were valued based on Level 2 inputs. In determining the fair value of its U.S. Treasury notes, U.S. government agency bonds and corporate bonds, the Company relied on quoted prices for similar securities in active markets or other inputs that are observable or can be corroborated by observable market data. During the years ended December 31, 2022 and 2021, there were no transfers between Level 1, Level 2 and Level 3.